Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV8-NPRT1-1225
1.9867773.109
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Real Estate - 99.8%
Diversified REITs - 2.0%
Alexander & Baldwin Inc	8,737	139,530
American Assets Trust Inc	6,073	116,055
Armada Hoffler Properties Inc Class A	10,111	66,126
Broadstone Net Lease Inc Class A	22,240	398,541
CTO Realty Growth Inc	3,383	56,428
Essential Properties Realty Trust Inc	20,107	600,797
Gladstone Commercial Corp	5,481	62,648
Global Net Lease Inc	23,682	180,457
NexPoint Diversified Real Estate Trust	5,246	16,682
WP Carey Inc	25,707	1,696,662
		3,333,926
Health Care REITs - 14.4%
Alexandria Real Estate Equities Inc	18,676	1,087,317
American Healthcare REIT Inc	17,361	786,801
CareTrust REIT Inc	25,220	873,873
Community Healthcare Trust Inc	3,620	53,069
Diversified Healthcare Trust	19,502	83,079
Global Medical REIT Inc	1,678	51,514
Healthcare Realty Trust Inc	44,959	796,673
Healthpeak Properties Inc	83,992	1,507,656
LTC Properties Inc	5,271	184,907
Medical Properties Trust Inc (b)	70,776	365,912
National Health Investors Inc	5,220	388,942
Omega Healthcare Investors Inc	31,071	1,305,914
Sabra Health Care REIT Inc	27,563	491,173
Sila Realty Trust Inc (b)	6,398	151,633
Universal Health Realty Income Trust	1,693	64,706
Ventas Inc	48,202	3,556,826
Welltower Inc	68,229	12,352,178
		24,102,173
Hotel & Resort REITs - 2.1%
Apple Hospitality REIT Inc	27,841	311,541
Chatham Lodging Trust	6,032	38,604
DiamondRock Hospitality Co	24,813	194,038
Host Hotels & Resorts Inc	83,069	1,330,765
Park Hotels & Resorts Inc	25,812	265,605
Pebblebrook Hotel Trust	14,275	149,317
RLJ Lodging Trust	19,443	132,212
Ryman Hospitality Properties Inc	6,685	580,993
Service Properties Trust	19,135	40,949
Summit Hotel Properties Inc	12,985	66,743
Sunstone Hotel Investors Inc	22,922	202,860
Xenia Hotels & Resorts Inc	11,952	147,010
		3,460,637
Industrial REITs - 11.2%
Americold Realty Trust Inc	32,238	415,548
EastGroup Properties Inc	5,680	991,330
First Industrial Realty Trust Inc	15,556	859,936
Lineage Inc	7,984	314,570
LXP Industrial Trust	35,099	333,090
One Liberty Properties Inc	2,361	47,432
Plymouth Industrial REIT Inc	4,873	107,206
Prologis Inc	106,768	13,248,841
Rexford Industrial Realty Inc	25,755	1,064,197
STAG Industrial Inc Class A	21,445	820,700
Terreno Realty Corp	11,456	654,481
		18,857,331
Office REITs - 3.2%
Brandywine Realty Trust	21,913	75,162
BXP Inc	17,610	1,253,656
COPT Defense Properties	13,272	373,872
Cousins Properties Inc	19,351	501,771
Douglas Emmett Inc	19,951	258,166
Easterly Government Properties Inc	4,898	105,895
Empire State Realty Trust Inc Class A	16,517	122,061
Highwoods Properties Inc	12,598	360,681
Hudson Pacific Properties Inc (c)	38,249	93,328
JBG SMITH Properties	10,317	201,078
Kilroy Realty Corp	13,173	556,559
NET Lease Office Properties	1,542	45,257
Paramount Group Inc (c)	20,511	134,142
Peakstone Realty Trust	4,428	59,822
Piedmont Realty Trust Inc Class A1	14,630	117,918
SL Green Realty Corp	8,325	427,489
Vornado Realty Trust	19,068	723,440
		5,410,297
Real Estate Management & Development - 9.0%
Anywhere Real Estate Inc (c)	11,768	118,268
CBRE Group Inc Class A (c)	34,610	5,275,603
Compass Inc Class A (c)	51,437	396,579
CoStar Group Inc (c)	49,333	3,394,605
Cushman & Wakefield PLC (c)	26,929	422,785
eXp World Holdings Inc (b)	9,426	96,522
Forestar Group Inc (c)	2,416	62,840
Howard Hughes Holdings Inc (c)	3,829	303,563
Jones Lang LaSalle Inc (c)	5,582	1,703,012
Kennedy-Wilson Holdings Inc	13,602	102,831
Landbridge Co LLC Class A (b)	1,713	101,358
Marcus & Millichap Inc	3,027	88,419
Newmark Group Inc Class A	16,950	302,219
Opendoor Technologies Inc Class A (b)(c)	68,614	533,131
RMR Group Inc/The Class A	2,375	36,741
Seritage Growth Properties Class A (b)(c)	3,786	15,371
St Joe Co/The	4,626	262,664
Tejon Ranch Co (b)(c)	2,377	37,604
Zillow Group Inc Class A (c)	6,422	459,366
Zillow Group Inc Class C (c)	18,642	1,397,777
		15,111,258
Residential REITs - 11.3%
American Homes 4 Rent Class A	38,681	1,222,320
Apartment Investment and Management Co Class A	14,651	77,943
AvalonBay Communities Inc	16,758	2,914,552
BRT Apartments Corp	1,201	17,667
Camden Property Trust	12,609	1,254,343
Centerspace	1,905	112,871
Elme Communities	10,262	168,810
Equity LifeStyle Properties Inc	20,898	1,275,823
Equity Residential	40,249	2,392,402
Essex Property Trust Inc	7,568	1,905,395
Independence Realty Trust Inc	26,595	423,658
Invitation Homes Inc	70,102	1,973,371
Mid-America Apartment Communities Inc	13,767	1,765,342
NexPoint Residential Trust Inc	2,832	86,857
Sun Communities Inc	14,666	1,856,716
UDR Inc	36,860	1,241,813
UMH Properties Inc	8,629	125,466
Veris Residential Inc	9,456	135,788
		18,951,137
Retail REITs - 13.6%
Acadia Realty Trust	13,777	262,727
Agree Realty Corp	11,908	869,403
Alexander's Inc	283	62,523
Brixmor Property Group Inc	35,429	926,823
CBL & Associates Properties Inc	1,376	40,688
Curbline Properties Corp	11,051	254,836
Federal Realty Investment Trust	8,794	845,895
Getty Realty Corp	6,198	170,011
InvenTrust Properties Corp	8,754	239,860
Kimco Realty Corp	79,670	1,645,982
Kite Realty Group Trust	25,864	572,629
Macerich Co/The	29,335	503,095
NETSTREIT Corp	9,177	170,876
NNN REIT Inc	21,594	873,693
Phillips Edison & Co Inc	14,397	487,194
Realty Income Corp	101,670	5,894,827
Regency Centers Corp	20,624	1,422,025
Saul Centers Inc	1,601	47,406
Simon Property Group Inc	37,779	6,640,037
SITE Centers Corp	5,830	42,734
Tanger Inc	12,777	416,019
Urban Edge Properties	14,355	276,047
Whitestone REIT	5,324	66,763
		22,732,093
Specialized REITs - 33.0%
American Tower Corp	53,894	9,645,948
Crown Castle Inc	50,774	4,580,830
CubeSmart	26,658	1,004,207
Digital Realty Trust Inc	38,189	6,507,787
EPR Properties	8,942	438,337
Equinix Inc	9,722	8,224,909
Extra Space Storage Inc	24,996	3,337,966
Farmland Partners Inc	5,253	52,688
Four Corners Property Trust Inc	11,229	265,454
Gaming and Leisure Properties Inc	32,120	1,434,479
Gladstone Land Corp	4,492	40,698
Iron Mountain Inc	34,546	3,556,511
Lamar Advertising Co Class A	10,329	1,224,916
Millrose Properties Inc Class A	13,326	429,230
National Storage Affiliates Trust	9,001	261,839
Outfront Media Inc	15,836	280,139
PotlatchDeltic Corp	9,478	379,120
Public Storage Operating Co	18,407	5,127,454
Rayonier Inc	17,644	389,403
Safehold Inc	5,708	82,366
SBA Communications Corp Class A	12,750	2,441,370
VICI Properties Inc	123,179	3,694,138
Weyerhaeuser Co	86,327	1,985,521
		55,385,310
TOTAL REAL ESTATE		167,344,162

TOTAL COMMON STOCKS (Cost $172,218,126)		167,344,162

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $34,951)	4.15	35,000	34,962

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	258,447	258,499
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	1,046,995	1,047,100
TOTAL MONEY MARKET FUNDS (Cost $1,305,599)			1,305,599

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $173,558,676)	168,684,723
NET OTHER ASSETS (LIABILITIES) - (0.6)% (d)	(1,042,474)
NET ASSETS - 100.0%	167,642,249

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones US Real Estate Index Contracts (United States)	9	12/19/2025	324,180	(1,875)	(1,875)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $49,642 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,962.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	321,149	3,095,935	3,158,648	4,790	63	-	258,499	258,447	0.0%
Fidelity Securities Lending Cash Central Fund	1,708,400	4,987,719	5,649,019	4,168	-	-	1,047,100	1,046,995	0.0%
Total	2,029,549	8,083,654	8,807,667	8,958	63	-	1,305,599

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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